Long-term liabilities (Tables)	12 Months Ended
Dec. 31, 2013
Debt Disclosure [Abstract]
Long Term Liabilities
Long term liabilities consist of the following:

	2013	2012
APCo
Revolving $200,000 credit facility, revolving line of credit interest rate is equal to bankers' acceptance or LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is BA or LIBOR plus 1.75%, maturing November 16, 2015.	$124,570	$27,074
Senior Unsecured Notes: $150,000 senior unsecured notes, bearing an interest rate of 4.82% maturing February 15, 2021. The notes are interest only, payable semi-annually in arrears.	149,920	149,910
Senior Unsecured Notes: $135,000 senior unsecured notes, bearing an interest rate of 5.50% maturing July 25, 2018. The notes are interest only, payable semi-annually in arrears.	134,837	134,807
Senior Debt - Shady Oaks Wind Facility: U.S. $122,000 Chinese Development Bank Corporation loan facility, bearing an interest rate of 6 month LIBOR plus 280 basis points, maturing June 30, 2026. The facility has principal and interest payments, payable semi-annually in arrears.	129,759	—
Senior Debt - Long Sault Hydro Facility: Bonds bearing an interest rate of 10.21% maturing December 31,2027. The bonds have interest and principal payments, monthly in arrears.	37,143	38,136

	2013	2012
Senior Debt - Sanger Thermal Facility: U.S. $19,200 California Pollution Control Finance Authority Variable Rate Demand Resource Recovery Revenue Bond Series 1990A, bearing an effective interest rate determined by the remarketing agent, maturing September 15, 2020. The bond has interest only payments, payable monthly in arrears. The effective interest rate in 2013 was 1.72% (2012 – 2.29%).	20,421	19,102
Senior Debt - Chuteford Hydro Facility: Bonds bearing an interest rate of 11.6%, maturing April 1, 2020. The bond has principal and interest payments, payable monthly in arrears.	3,417	3,763
Liberty Utilities
Revolving U.S. $200,000 credit facility, revolving line of credit interest rate is equal to LIBOR plus a variable rate as outlined in the credit facility agreement. The current rate is LIBOR plus 1.25%, maturing September 30, 2018.	85,620	27,360
Senior Unsecured Notes:
Liberty Utilities Co.: U.S. $50,000, bearing an interest rate of 3.51%, maturing July 31, 2017; U.S. $115,000, bearing an interest rate of 4.49%, maturing August 1, 2022; U.S. $60,000, bearing an interest rate of 4.89%, maturing July 30, 2027; U.S. $15,000, bearing an interest rate of 4.14%, maturing March 13, 2023; U.S. $25,000, bearing an interest rate of 3.23%, maturing July 31, 2020; U.S. $75,000, bearing an interest rate of 3.86%, maturing July 31, 2023; and U.S. $25,000, bearing an interest rate of 4.26%, maturing July 31, 2028. The notes interest only payments, payable semi-annually.	388,214	223,852
Calpeco Electric System: U.S. $45,000 senior unsecured notes bearing an interest rate of 5.19%, maturing December 29, 2020 and U.S. $25,000 senior unsecured notes bearing an interest rate of 5.59%, maturing December 29, 2025. The notes are interest only payments, payable semi-annually in arrears.	74,452	69,643
Liberty Water Co: U.S. $50,000 senior unsecured notes bearing an interest rate of 5.60% maturing December 22, 2020. The note has interest only payments, payable semi-annually in arrears, until June 20, 2016 after which the note will bear semi-annual interest payments thereafter.	53,180	49,745
New England Gas System: First mortgage bonds, U.S. $6,500, bearing an interest rate of 9.44%, maturing February 15, 2020; U.S. $7,000, bearing an interest rate of 7.99%, maturing September 15, 2026; U.S. $6,000, bearing an interest rate of 7.24%, maturing December 15, 2027. The bonds have interest only payments.	25,244	—
Granite State Electric System: Senior unsecured notes, U.S. $5,000, bearing an interest rate of 7.37%, maturing November 1, 2023; U.S. $5,000, bearing an interest rate of 7.94%, maturing July 1, 2025; and, U.S. $5,000, bearing an interest rate of 7.30%, maturing June 15, 2028. The notes have interest only payments, payable semi-annually.	15,954	14,924
LPSCo Water System: 1999 and 2001 IDA Bonds bearing interest rates of 5.95% and 6.75% and maturing October 1, 2023 and October 1, 2031 respectively. The bonds have principal and interest payments, payable monthly in arrears.	11,668	11,269
Bella Vista Water System: Water Infrastructure Financing Authority of Arizona loans bearing interest rates of 6.26% and 6.10% , and maturing March 1, 2020 and December 1, 2017, respectively. The loans have principal and interest payments, payable monthly and quarterly in arrears.	1,189	1,241
	$1,255,588	$770,826
Less: current portion	(8,339)	(1,768)
	$1,247,249	$769,058

Principal Payments
Principal payments due in the next five years and thereafter are:

	2014	2015	2016	2017	2018	Thereafter	Total
APCo	$7,864	$132,508	$8,212	$10,540	$10,767	$430,176	$600,067
Liberty Utilities	475	504	5,852	59,075	91,524	498,091	655,521
Total	$8,339	$133,012	$14,064	$69,615	$102,291	$928,267	$1,255,588